Production costs by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Expense By Nature [Line Items]
Raw materials and consumables	$ 491,855	$ 488,965
Salaries and employee benefits	134,938	128,090
Contractors	92,225	90,488
Equipment rental	1,949	2,786
Other	49,807	52,286
Change in inventories	4,444	(6,272)
Capitalized to mining interests	(93,390)	(140,146)
Total Production Expense	681,828	616,197
General And Administrative Costs
Disclosure Of Expense By Nature [Line Items]
Salaries and employee benefits	$ 29,000	$ 28,000